U. S.  SECURITIES AND EXCHANGE
COMMISSION
Washington, D. C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1. Name and address of issuer:

    American General Series Portfolio Company
    2929 Allen Parkway, L7-01
    Houston, Texas 77019

2.  Name of each series or class of funds for
which
     this notice is filed:    N/A
3. Investment Company Act File  Number:
    811-3738
    Securities Act File  Number:    2-83631

4.  Last day of fiscal year for which this notice
is
     filed:         May 31, 1999

5. Check box if this notice is being filed more than
     180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6. Date of termination of issuer's declaration under
      rule 24f-2(a)(1), if applicable (see
      instruction A.6): N/A

7.   Number  and amount of securities of the same
      class or series which had been registered
under
the Securities Act of 1933 other  than pursuant to
      rule 24f-2 in a prior fiscal  year, but
      which remained unsold at the beginning of
      the fiscal year:  0


8.   Number  and  amount of securities  registered
during the fiscal year other than pursuant to rule
     24f-2:    0

9.   Number  and aggregate sale price of
securities
      sold during the fiscal year: Aggregate units
      sold 516,009,500 ; Aggregate sale price
      $1,778,611,174

10.   Number and aggregate sale price of
securities
        sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
        Aggregate units sold 1,232,376 ; Aggregate sale price $27,452,943


11.   Number  and aggregate sale price of
securities
        issued during the fiscal year in
        connection with dividend reinvestment
        plans, if  applicable (see Instruction
        B.7): Aggregate units:32,293,335 ;
       Aggregate price: $450,215,952

12.  Calculation of  registration fee:
       (i)   Aggregate  sale price of  securities
        sold during the fiscal year in reliance on
        rule 24f-2 (from Item 10):  $27,452,943

        (ii)  Aggregate price of  shares issued
         in connection with dividend reinvestment
         plans (from Item 11, if applicable):  +
         450,215,952

         (iii)   Aggregate price of shares
         redeemed or repurchased during the
         fiscal  year (if applicable): -
         25,866,155
        (iv)   Aggregate  price of shares
redeemed or
               repurchased and previously applied as
               a reduction to filing fees pursuant to
               rule 24f-2 (if
applicable):
                  +      0
         (v)  Net  aggregate  price of securities
               sold  and issued during the fiscal
               year in reliance on rule 24f-2 [line
               (I), plus line (ii), less line (iii),
plus line
        (iv)] (if  applicable):  451,782,740

               (vi)  Multiplier prescribed by Section
               6(b) of the Securities Act of 1933 or
               other applicable  law or regulation
               (see Instruction C.6):  x    .000278

              (vii)   Fee due [line (i) or line (v)
multiplied by line
               (vi):  125,595.60
               Instructions:   Issuers  should
               complete lines (ii),(iii), (iv), and
               (v) only if the form is being filed
               within 60 days after the close of the
               issuer's fiscal year.  See
               Instruction C.3.

               13. Check box if fees are being
               remitted to the Commission's  lockbox
               depository as
               described in section 3a of the
               Commission's Rules of Informal and
               Other Procedures (17 CFR 202.3a).

               Date of mailing or wire transfer of
filing fees to the
          Commission's lockbox depository:

               August 30,1999

               SIGNATURES

               This report has been signed below by
               the following persons on behalf of the
               issuer and in the capacities and on
               the dates indicated.

               By (Signature  and
               Title)*_______________________________
               _____

               Gregory R. Seward
               Treasurer of American General Series
               Portfolio Company

               Date: August 30, 1999

               *  Please print the name and title of
               the signing officer below the
               signature.